5. SALE OF STOCK (Dec 2016) (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Proceeds from sale of stock	$ 780,000	$ 700,000	$ 700,000	$ 980,291
Private Placement [Member] | Accredited Investors [Member]
Stock issued, new	1,333,334
Proceeds from sale of stock	$ 780,000
Warrants issued, new	666,667